As filed with the Securities and Exchange Commission on November 14, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,224	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,224	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 13, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,224 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 13, 2019, the effectiveness of the registration statement for the iShares Russell 2000 Covered Call ETF (the “Fund”), filed in Post-Effective Amendment No. 1,891 on March 29, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,918	June 11, 2018	July 11, 2018
1,933	July 10, 2018	July 27, 2018
1,944	July 26, 2018	August 24, 2018
1,955	August 23, 2018	September 21, 2018
1,971	September 20, 2018	October 19, 2018
1,985	October 18, 2018	November 16, 2018
1,999	November 15, 2018	December 14, 2018
2,017	December 13, 2018	January 11, 2019
2,033	January 10, 2019	February 8, 2019
2,045	February 7, 2019	March 8, 2019
2,065	March 7, 2019	April 5, 2019
2,085	April 4, 2019	May 3, 2019
2,109	May 2, 2019	May 31, 2019
2,132	May 30, 2019	June 28, 2019
2,147	June 27, 2019	July 26, 2019
2,157	July 25, 2019	August 23, 2019
2,173	August 22, 2019	September 20, 2019
2,187	September 19, 2019	October 18, 2019
2,202	October 17, 2019	November 15, 2019

This Post-Effective Amendment No. 2,224 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,891.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,224 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of November, 2019.

iSHARES TRUST

By:
Armando Senra*
President

Date: November 14, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,224 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: November 14, 2019

John E. Martinez*
Trustee

Date: November 14, 2019

Cecilia H. Herbert*
Trustee

Date: November 14, 2019

John E. Kerrigan*
Trustee

Date: November 14, 2019

Robert S. Kapito*
Trustee

Date: November 14, 2019

Madhav V. Rajan*
Trustee

Date: November 14, 2019

Jane D. Carlin*
Trustee

Date: November 14, 2019

Drew E. Lawton*
Trustee

Date: November 14, 2019

Richard L. Fagnani*
Trustee

Date: November 14, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: November 14, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: November 14, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,179, filed September 16, 2019.